Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2023
Shareholders’ equity [Abstract]
Schedule of Restricted Stock Grants	Following is a summary of the restricted stock grants:
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2020	13,875	$82.40	$-
Forfeited	(3,000)	$2.57	-
Granted	17,500	$55.60	-
Vested	(16,229)	$74.80	-
Unvested as of June 30, 2021	12,146	$56.00	-
Forfeited	(3,750)	$44.80	-
Granted	8,000	$10.80	-
Vested	(11,750)	$48.40	-
Unvested as of June 30, 2022	4,646	$7.20	-
Forfeited	(2,396)	$5.20	-
Granted	60,500	$2.04	-
Vested	(28,833)	$3.00	-
Unvested as of June 30, 2023	33,917	$1.69	-

Schedule of Warrant Activity	The summary of warrant activity is as follows:
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2020	133,182	$11.60	5.31
Granted	849,407	$42.80	3.48
Forfeited	-	$-	-
Exercised	(341,432)	$15.20	-
June 30, 2021	641,157	$49.60	3.08
Granted	1,215,788	$52.00	4.02
Forfeited	-	$-	-
Exercised	(3,775)	$22.00	-
June 30, 2022	1,853,170	$35.20	3.00
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	(421,312)	$1.21
June 30, 2023	3,224,983	$16.75	3.30